SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($) mo
Significant Accounting Policies 1	3
Significant Accounting Policies 2 | $	$ (18,785)
Significant Accounting Policies 3 | $	$ 865,916
Significant Accounting Policies 4	50.00%
Significant Accounting Policies 5	12
Significant Accounting Policies 6	12